Total
INVESCO V.I. Health Care Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - INVESCO V.I. Health Care Fund	Series I	Series II
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - INVESCO V.I. Health Care Fund	Series I	Series II
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.21%	0.21%
Total Annual Fund Operating Expenses	0.96%	1.21%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - INVESCO V.I. Health Care Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Series I	98	306	531	1,178
Series II	123	384	665	1,466

Expense Example No Redemption - INVESCO V.I. Health Care Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Series I	98	306	531	1,178
Series II	123	384	665	1,466

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged primarily in health care-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund uses various criteria to determine whether an issuer is engaged in health care-related industries, including whether (1) it derives 50% or more of its gross income or its net sales from activities in the health care industry; (2) it devotes 50% or more of its assets to producing revenues from the health care industry; or (3) based on other available information the Fund’s portfolio manager determines that its primary business is within the health care industry. Such other available information may include industry classifications from any one or more third-party providers, such as the S&P Global Industry Classification Standard (GICS), the North American Industry Classification System (NAICS), or the Bloomberg Industry Classification System (BICS). Issuers engaged in health care-related industries include those that design, provide, distribute, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, companies that make or sell medical products, and companies that own or operate health care facilities and systems).
The Fund invests primarily in equity securities, including common and preferred stock, and depositary receipts.
The Fund may invest in the securities of issuers of all capitalization sizes and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund may invest in securities of foreign issuers including up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for the Fund, the portfolio manager first screens the global investment universe. Securities of issuers with a minimum market capitalization threshold are considered for further evaluation if they are identified as having attractive growth prospects relative to their current valuations. The portfolio manager uses a research-oriented bottom-up investment approach, focusing on issuer fundamentals in an effort to uncover future growth prospects that are not yet appreciated by the market.
In analyzing specific industries, the portfolio manager ordinarily looks for above-average growth and demand; below-average reimbursement risk; and high barriers to entry. In analyzing specific issuers, the portfolio manager ordinarily looks for leading issuers with defensible franchises; issuers with a solid 18- to 24-month outlook; value-added and/or niche-oriented products and/or services; potential to expand margins and improve profitability; superior earnings-per-share growth; a strong balance sheet and moderate financial leverage; a capable management team; and potential for downside business risks.
Security selection is then further refined by valuation analysis. In general, the portfolio manager targets securities trading at attractive valuations based upon one or more of the following parameters: price-to-earnings (P/E); P/E ratio versus expected earnings per share growth rate; enterprise value to earnings before interest, taxes, depreciation and amortization (EBITDA); discounted cash flow analysis; sum of parts analysis and asset/scarcity value. Additionally, the position is sized in an effort to manage risk-adjusted returns. The portfolio manager’s focused investment approach may result in the Fund focusing its investments in a limited number of issuers relative to other funds with similar investment strategies.
The portfolio manager will consider selling the security of an issuer if, among other things, (1) the issuer’s fundamentals deteriorate; (2) if more compelling opportunities exist; or (3) the security’s price reaches its valuation target.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of two style-specific benchmarks and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	December 31, 2019	19.82%
Worst Quarter	March 31, 2020	-16.57%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - INVESCO V.I. Health Care Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Series I	(13.32%)	8.30%	10.24%	May 21, 1997
Series II	(13.54%)	8.03%	9.96%	Apr. 30, 2004
S&P Composite 1500® Health Care Index (reflects no deduction for fees, expenses or taxes)	(3.31%)	12.27%	15.09%
MSCI World Health Care Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	(5.41%)	10.20%	12.02%
MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	(18.14%)	6.14%	8.85%